Reverse Merger (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.001	$ 0.001	$ 0.0001
FracRock International, Inc [Member]
Common stock, par value		$ 0.0001
Percentage of voting equtiy acquired after merger		96.05%